Provisions - Distribution by Segment of Restructuring Costs (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Restructuring costs	€ 2,170	€ 461
Other companies
Disclosure of operating segments [line items]
Restructuring costs	145	(34)
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	1,732	297
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	31	0
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	0	46
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	22	84
Telefónica Hispam Norte | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	39	18
Telefónica Hispam Sur | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	€ 201	€ 50